Investment In Joint Venture - Summary of Changes In Investment In Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Carrying value, beginning of the year	$ 3,383
Company's share of earnings	942	$ 390
Dividend received	(317)	(176)
Carrying value, end of year	3,822	3,383
Xuzhou-PAT Control Technologies Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value, beginning of the year	3,383
Acquisition through business combination (Note 4)		3,036
Currency (loss) gain on financial statement translation	(186)	133
Company's share of earnings	942	390
Dividend received	(317)	(176)
Carrying value, end of year	$ 3,822	$ 3,383